Statements of Operations (CAD)	12 Months Ended			105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Operating Expense
Professional fees	25,573	31,015	26,470	193,943
Directors' fees	0	0	0	19,500
Stock based compensation	1,000	0	(2,152)	267,327
Consulting fees	33,919	0	0	3,857,604
Modification of warrants - stock-based compensation		622,364	882,464	3,941,028
Listing and filing fees	148	1,853	1,209	47,175
Transfer agent fees	2,287	2,041	75	4,459
Rent	0	0	0	7,546
Office and sundry	2,831	2,827	4,656	89,219
Total Operating Expense	65,758	660,100	912,722	8,427,801
Loss From Operations	(65,758)	(660,100)	(912,722)	(8,427,801)
Other Income (Expense)
Interest expense	(3,269)	(1,819)	0	(4,131)
Foreign exchange gain (loss)	(487)	(17)	37	(15,500)
Income from liability settlement	0	2,446	0	2,446
Miscellaneous income	2,509	0	0	2,509
Surrendered oil and gas property interests	(243,242)	(133,630)	(27,580)	(404,452)
Total Other Income (Expense)	(244,489)	(133,020)	(27,543)	(419,128)
Net Loss for the Year	(310,247)	(793,120)	(940,265)	(8,846,929)
Basic and Diluted Net Loss Per Share	(0.01)	(1.75)	(2.08)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	49,034,999	452,759	451,740